CUMMINS STOCK (Tables)	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Investment, Fair Value and NAV [Line Items]
Master Trust's Investment in Common Stock	The following is the Master Trust’s investment in Cummins Inc. common stock excluding funds held in the Northern Trust Collective Short-Term Investment Fund:

	December 31,
	2025	2024
Number of shares	2,054,938	2,185,371
Fair value	$1,048,943,101	$761,820,330

The following table sets forth by level, within the hierarchy, the Master Trust’s assets measured at fair value on a recurring basis:

	December 31, 2025		December 31, 2024
Master Trust level assets	Fair Value	Level 1	Fair Value	Level 1
Registered investment companies	$138,692,527	$138,692,527	$361,788,044	$361,788,044
Common stock	1,048,943,101	1,048,943,101	761,820,330	761,820,330
Total assets in the fair value hierarchy	1,187,635,628	$1,187,635,628	1,123,608,374	$1,123,608,374
Common/collective trust funds*	5,942,356,197		4,880,564,583
Investments at fair value	$7,129,991,825		$6,004,172,957

* Common/collective trust funds are measured at fair value using the net asset value per share or its equivalent as a practical expedient and are therefore not required to be classified in the fair value hierarchy.

The following table sets forth the Master Trust's assets valued at NAV as of December 31, 2025:

	Fair Value	Unfunded Commitments	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Restrictions
Vanguard Target Retirement Trusts	$3,631,365,005	None	Daily	None	None
Northern Trust Collective S&P 500 Index Fund	943,391,661	None	Daily	None	None
Northern Trust Collective ACWI Ex-US Fund	86,310,743	None	Daily	None	None
Northern Trust Collective Aggregate Bond Index Fund	83,314,971	None	Daily	None	None
Sprucegrove International Fund	65,821,784	None	Daily	None	5 days
Loomis Sayles Large Growth Fund	542,785,603	None	Daily	None	None
Aristotle Collective Investment Trust Fund	58,507,110	None	Daily	None	5 days
Northern Trust Collective Short Term Investment Fund	10,304,134	None	Daily	None	None
Capital Group Growth Fund of America Trust Fund	133,070,999	None	Daily	None	5 days
BNY Mellon Walter Scott International Fund	47,275,784	None	Daily	None	None
Aristotle Collective Trust Investment Trust Small/Mid Capital Equity	38,928,436	None	Daily	None	5 days
Earnest Partners Multiple Investment Trust	39,172,103	None	Daily	None	5 days
PIMCO Total Return Fund	17,434,660	None	Daily	None	5 days
Vanguard Extended Market Index	244,673,204	None	Daily	None	None

The following table sets forth the Master Trust's assets valued at NAV as of December 31, 2024:

	Fair Value	Unfunded Commitments	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Restrictions
Vanguard Target Retirement Trusts	$3,098,617,547	None	Daily	None	None
Northern Trust Collective S&P 500 Index Fund	819,491,629	None	Daily	None	None
Northern Trust Collective ACWI Ex-US Fund	38,032,572	None	Daily	None	None
Northern Trust Collective Aggregate Bond Index Fund	62,629,776	None	Daily	None	None
Sprucegrove International Fund	61,327,596	None	Daily	None	10 days
Loomis Sayles Large Growth Fund	493,510,324	None	Daily	None	None
Aristotle Collective Investment Trust Fund	53,890,837	None	Daily	None	5 days
Northern Trust Collective Short Term Investment Fund	11,786,374	None	Daily	None	None
Capital Group Growth Fund of America Trust Fund	116,793,568	None	Daily	None	5 days
BNY Mellon Walter Scott International Fund	42,255,794	None	Daily	None	None
Aristotle Collective Trust Investment Trust Small/Mid Capital Equity	41,731,971	None	Daily	None	5 days
Earnest Partners Multiple Investment Trust	40,496,595	None	Daily	None	5 days